RECLAMATION PROVISION - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 13, 2017
Reclamation Provision
Disclosure of other provisions [line items]
Undiscounted cash flows related to future reclamation obligations	$ 93,338,000	$ 99,273,000
Revisions in estimates and obligations	3,803,000	(18,603,000)
Escobal | Reclamation Provision
Disclosure of other provisions [line items]
Undiscounted cash flows related to future reclamation obligations	$ 10,306,000	$ 10,960,000
Present value of future reclamation obligations, assumed discount rate	6.18%	6.12%
Present value of future reclamation obligations, assumed inflation rate	4.12%	4.25%
Expected timing of outflows	16 years
La Arena | Reclamation Provision
Disclosure of other provisions [line items]
Undiscounted cash flows related to future reclamation obligations	$ 43,737,000	$ 45,885,000
Present value of future reclamation obligations, assumed discount rate	3.89%	4.18%
Present value of future reclamation obligations, assumed inflation rate	2.61%	3.22%
Expected timing of outflows	5 years
Letter of credit outstanding	$ 12,531,000		$ 13,297,000
Letter of credit term	1 year
Shahuindo
Disclosure of other provisions [line items]
Expected timing of outflows	7 years
Shahuindo | Reclamation Provision
Disclosure of other provisions [line items]
Undiscounted cash flows related to future reclamation obligations	$ 22,742,000	$ 32,124,000
Present value of future reclamation obligations, assumed discount rate	4.03%	4.51%
Present value of future reclamation obligations, assumed inflation rate	2.61%	3.22%
Letter of credit outstanding	$ 5,000		$ 10,390,000
Letter of credit term	1 year
Timmins mines | Reclamation Provision
Disclosure of other provisions [line items]
Undiscounted cash flows related to future reclamation obligations	$ 16,242,000	$ 10,000
Present value of future reclamation obligations, assumed discount rate	2.06%	4.85%
Present value of future reclamation obligations, assumed inflation rate	1.31%	1.29%
Expected timing of outflows	9 years
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 9,495,000